Summary Prospectus and
Prospectus Supplement

April 7, 2025

Morgan Stanley ETF Trust

Supplement dated April 7, 2025 to the Morgan Stanley ETF Trust Summary Prospectuses and Prospectus dated January 28, 2025

Calvert International Responsible Index ETF
Calvert US Large-Cap Core Responsible Index ETF
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Calvert US Mid-Cap Core Responsible Index ETF
(the "Funds")

James Reber will be retiring from Morgan Stanley Investment Management Inc., the Funds' Adviser, and will no longer serve as a portfolio manager of the Funds after June 30, 2025. In addition, effective immediately, Gordon Wotherspoon will serve as a portfolio manager of the Funds. Jennifer Mihara will continue to serve as a portfolio manager of the Funds.

Accordingly, the Summary Prospectus and Prospectus are hereby amended as follows:

The section of each Fund's Summary Prospectus titled "Fund Management—Portfolio Managers" and the sections of the Prospectus titled "Fund Summary—Calvert International Responsible Index ETF—Fund Management—Portfolio Managers," "Fund Summary—Calvert US Large-Cap Core Responsible Index ETF—Fund Management—Portfolio Managers," "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Fund Management—Portfolio Managers" and "Fund Summary—Calvert US Mid-Cap Core Responsibilities Index ETF—Fund Management—Portfolio Managers" are hereby deleted in their entirety and replaced with the following:

Portfolio Managers. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
James Reber[1]	Managing Director	January 2023
Jennifer Mihara	Managing Director	July 2024
Gordon Wotherspoon	Managing Director	April 2025

1  James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management" is hereby deleted in its entirety and replaced with the following:

The Funds are managed by James Reber, Jennifer Mihara and Gordon Wotherspoon, who are jointly and primarily responsible for the day-to-day management of the Funds.

Ms. Mihara and Messrs. Reber and Wotherspoon are Managing Directors of the Adviser and have been associated with the Morgan Stanley organization for more than five years. Mr. Reber will be retiring and will no longer serve as a portfolio manager of the Funds after June 30, 2025.

The Funds' SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Please retain this supplement for future reference.

  CALETFSUMPROPSPT 4/25

Summary Prospectus and
Prospectus Supplement

April 7, 2025

Morgan Stanley ETF Trust

Supplement dated April 7, 2025 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2025

Calvert US Select Equity ETF
(the "Fund")

James Reber will be retiring from Morgan Stanley Investment Management Inc., the Fund's Adviser, and will no longer serve as a portfolio manager of the Fund after June 30, 2025. In addition, effective immediately, Gordon Wotherspoon will serve as a portfolio manager of the Fund. Christopher Madden, Ibrahim Kara, Yijia Chen, Jennifer Mihara and Michael Donat will continue to serve as portfolio managers of the Fund.

Accordingly, the Summary Prospectus and Prospectus are hereby amended as follows:

The section of the Fund's Summary Prospectus titled "Fund Management—Portfolio Managers" and the section of the Prospectus titled "Fund Summary—Fund Management—Portfolio Managers" are hereby deleted in their entirety and replaced with the following:

Portfolio Managers. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Christopher Madden	Managing Director	January 2023
James Reber[1]	Managing Director	January 2023
Ibrahim Kara	Executive Director	February 2024
Yijia Chen	Executive Director	February 2024
Jennifer Mihara	Managing Director	July 2024
Michael Donat	Vice President	January 2025
Gordon Wotherspoon	Managing Director	April 2025

1  James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management" is hereby deleted in its entirety and replaced with the following:

The Fund is managed by Christopher Madden, James Reber, Ibrahim Kara, Yijia Chen, Jennifer Mihara, Michael Donat and Gordon Wotherspoon, who are jointly and primarily responsible for the day-to-day management of the Funds. Messrs. Madden, Reber and Wotherspoon and Ms. Mihara are Managing Directors of the Adviser and have been associated with the Morgan Stanley organization for more than five years. Mr. Kara is an Executive Director of the Adviser and has been associated with the Morgan Stanley organization for more than five years Mr. Donat is Vice President of the Adviser and was associated with Bloomberg LP from 2016 until he joined Morgan Stanley. Ms. Chen is an Executive Director of the Adviser and has been associated with the Morgan Stanley organization for more than five years. Mr. Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Please retain this supplement for future reference.

  CALUSSEQETFSUMPROPSPT 4/25

Statement of Additional Information Supplement

April 7, 2025

Morgan Stanley ETF Trust

Supplement dated April 7, 2025 to the Morgan Stanley ETF Trust Statement of Additional Information dated January 28, 2025

Calvert International Responsible Index ETF

Calvert US Large-Cap Core Responsible Index ETF

Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

Calvert US Mid-Cap Core Responsible Index ETF

Calvert US Select Equity ETF
(the "Funds")

James Reber will be retiring from Morgan Stanley Investment Management Inc., the Funds' Adviser, and will no longer serve as a portfolio manager of the Funds after June 30, 2025. In addition, effective immediately, Gordon Wotherspoon will serve as a portfolio manager of the Funds. Jennifer Mihara will continue to serve as a portfolio manager of Calvert International Responsible Index ETF, Calvert US Large-Cap Core Responsible Index ETF, Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF and Calvert US Mid-Cap Core Responsible Index ETF. Christopher Madden, James Reber, Ibrahim Kara, Yijia Chen, Jennifer Mihara and Michael Donat will continue to serve as portfolio managers of Calvert US Select Equity ETF.

Accordingly, the Statement of Additional Information is amended as follows:

The portions of the table in the section of the Statement of Additional Information titled "Investment Management and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2024" that are applicable to the Funds are hereby deleted in their entirety and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Calvert International Responsible Index ETF
James Reber*	44	$23.8 billion	0	$0	107,196	$288.5 billion
Jennifer Mihara	57	$35.9 billion	6	$593.9 million	107,247	$292.0 billion
Gordon Wotherspoon**	19	$15.4 billion	0	$0	119,810	$307.0 billion
Calvert US Large-Cap Core Responsible Index ETF
James Reber*	44	$23.8 billion	0	$0	107,196	$288.5 billion
Jennifer Mihara	57	$35.9 billion	6	$593.9 million	107,247	$292.0 billion
Gordon Wotherspoon**	19	$15.4 billion	0	$0	119,810	$307.0 billion
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
James Reber*	44	$23.8 billion	0	$0	107,196	$288.5 billion
Jennifer Mihara	57	$35.9 billion	6	$593.9 million	107,247	$292.0 billion
Gordon Wotherspoon**	19	$15.4 billion	0	$0	119,810	$307.0 billion
Calvert US Mid-Cap Core Responsible Index ETF
James Reber*	44	$23.8 billion	0	$0	107,196	$288.5 billion
Jennifer Mihara	57	$35.9 billion	6	$593.9 million	107,247	$292.0 billion
Gordon Wotherspoon**	19	$15.4 billion	0	$0	119,810	$307.0 billion
Calvert US Select Equity ETF
Christopher Madden	4	$286 million	9	$816 million	17	$2.1 billion
James Reber*	44	$23.8 billion	0	$0	107,196	$288.5 billion
Ibrahim Kara	0	$0	6	$35.2 million	0	$0
Yijia Chen	2	$756 million	6	$35.2 million	0	$0
Jennifer Mihara	57	$35.9 billion	6	$593.9 million	107,247	$292.0 billion

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Michael Donat**	1	$66.2 million	0	$0	0	$0
Gordon Wotherspoon**	19	$15.4 billion	0	$0	119,810	$307.0 billion

*  James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

**  As of February 28, 2025.

The portions of the table in the section of the Statement of Additional Information titled "Investment Management and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers" that are applicable to the Funds are hereby deleted in their entirety and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Calvert International Responsible Index ETF
James Reber*	None
Jennifer Mihara	None
Gordon Wotherspoon**	None
Calvert US Large-Cap Core Responsible Index ETF
James Reber*	None
Jennifer Mihara	None
Gordon Wotherspoon**	None
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
James Reber*	None
Jennifer Mihara	None
Gordon Wotherspoon**	None
Calvert US Mid-Cap Core Responsible Index ETF
James Reber*	None
Jennifer Mihara	None
Gordon Wotherspoon**	None
Calvert US Select Equity ETF
Christopher Madden	$10,000-$50,000
James Reber*	None
Ibrahim Kara	None
Yijia Chen	None
Jennifer Mihara	None
Michael Donat**	None
Gordon Wotherspoon**	None

*  James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

**  As of February 28, 2025.

Please retain this supplement for future reference.

Summary Prospectus and
Prospectus Supplement

April 7, 2025

Morgan Stanley ETF Trust

Supplement dated April 7, 2025 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2025

Parametric Equity Plus ETF
(the "Fund")

James Reber will be retiring from Parametric Portfolio Associates LLC, the Fund's Sub-Adviser, and will no longer serve as a portfolio manager of the Fund after June 30, 2025. In addition, effective immediately, Gordon Wotherspoon will serve as a portfolio manager of the Fund. Alex Zweber, CFA, CAIA; Michael Zaslavsky, CFA, CAIA; Larry Berman, Perry Li, CFA, FRM; and Jennifer Mihara will continue to serve as portfolio managers of the Fund.

Accordingly, the Summary Prospectus and Prospectus are hereby amended as follows:

The section of the Fund's Summary Prospectus titled "Fund Management—Portfolio Managers" and the section of the Fund's Prospectus titled "Fund Summary—Fund Management—Portfolio Managers" are hereby deleted in their entirety and replaced with the following:

Portfolio Managers. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser or Sub-Adviser	Date Began Managing Fund
James Reber[1]	Managing Director of the Sub-Adviser	Since Inception
Alex Zweber, CFA, CAIA	Managing Director of the Sub-Adviser	Since Inception
Michael Zaslavsky, CFA, CAIA	Senior Investment Strategist of the Sub-Adviser	Since Inception
Larry Berman	Managing Director of the Sub-Adviser	Since Inception
Perry Li, CFA, FRM	Senior Investment Strategist of the Sub-Adviser	Since Inception
Jennifer Mihara	Managing Director of the Sub-Adviser	Since Inception
Gordon Wotherspoon	Managing Director of the Sub-Adviser	April 2025

1  James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management" is hereby deleted in its entirety and replaced with the following:

The Fund is managed by a team of portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund.

The portfolio managers who are primarily responsible for the day-to-day management of the Fund are James Reber; Alex Zweber, CFA, CAIA; Michael Zaslavsky, CFA, CAIA; Larry Berman; Perry Li, CFA, FRM; Jennifer Mihara; and Gordon Wotherspoon. Mr. Reber, Managing Director, Portfolio Management, has been with the Sub-Adviser since 2004. Mr. Zweber, Managing Director of Investment Strategy, joined The Clifton Group in 2006, which was acquired by the Sub-Adviser in 2012. Mr. Zaslavsky, Senior Investment Strategist, joined the Sub-Adviser in 2015. Mr. Berman, Managing Director, Investment Management, joined the Sub-Adviser in 2006. Mr. Li, Senior Investment Strategist, joined the Sub-Adviser in 2014. Ms. Mihara, Managing Director, Head of Equity Fund Management, joined the Sub-Adviser in 2005. Mr. Wotherspoon, Managing Director, joined the Sub-Adviser in 2005. James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Please retain this supplement for future reference.

  PEPETFSUMPROPSPT 4/25

Summary Prospectus and
Prospectus Supplement

April 7, 2025

Morgan Stanley ETF Trust

Supplement dated April 7, 2025 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2025

Parametric Equity Premium Income ETF
(the "Fund")

James Reber will be retiring from Parametric Portfolio Associates LLC, the Fund's Sub-Adviser, and will no longer serve as a portfolio manager of the Fund after June 30, 2025. In addition, effective immediately, Gordon Wotherspoon will serve as a portfolio manager of the Fund. Alex Zweber, CFA, CAIA; Michael Zaslavsky, CFA, CAIA; Larry Berman; Jennifer Mihara; and Mark Milner will continue to serve as portfolio managers of the Fund.

Accordingly, the Summary Prospectus and Prospectus are hereby amended as follows:

The section of the Fund's Summary Prospectus titled "Fund Management—Portfolio Managers" and the section of the Fund's Prospectus titled "Fund Summary—Fund Management—Portfolio Managers" are hereby deleted in their entirety and replaced with the following:

Portfolio Managers. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser or Sub-Adviser	Date Began Managing Fund
James Reber[1]	Managing Director of the Sub-Adviser	Since Inception
Alex Zweber, CFA, CAIA	Managing Director of the Sub-Adviser	Since Inception
Michael Zaslavsky, CFA, CAIA	Senior Investment Strategist of the Sub-Adviser	Since Inception
Larry Berman	Managing Director of the Sub-Adviser	Since Inception
Jennifer Mihara	Managing Director of the Sub-Adviser	July 2024
Mark Milner	Senior Investment Strategist of the Sub-Adviser	January 2025
Gordon Wotherspoon	Managing Director of the Sub-Adviser	April 2025

1  James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management" is hereby deleted in its entirety and replaced with the following:

The Fund is managed by a team of portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund.

The portfolio managers who are primarily responsible for the day-to-day management of the Fund are James Reber; Alex Zweber, CFA, CAIA; Michael Zaslavsky, CFA, CAIA; Larry Berman; Jennifer Mihara; Mark Milner; and Gordon Wotherspoon. Mr. Reber, Managing Director, Portfolio Management, has been with the Sub-Adviser since 2004. Mr. Zweber, Managing Director of Investment Strategy, joined The Clifton Group in 2006, which was acquired by the Sub-Adviser in 2012. Mr. Zaslavsky, Senior Investment Strategist, joined the Sub-Adviser in 2015. Mr. Berman, Managing Director, Investment Management, joined the Sub-Adviser in 2006. Ms. Mihara, Managing Director, Head of Equity Fund Management, joined the Sub-Adviser in 2005. Mr. Milner, Senior Investment Strategist, joined the Sub-Adviser in 2019. Mr. Wotherspoon, Managing Director, joined the Sub-Adviser in 2005. James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Please retain this supplement for future reference.

  PEPIETFSUMPROPSPT 4/25

Summary Prospectus and
Prospectus Supplement

April 7, 2025

Morgan Stanley ETF Trust

Supplement dated April 7, 2025 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2025

Parametric Hedged Equity ETF
(the "Fund")

James Reber will be retiring from Parametric Portfolio Associates LLC, the Fund's Sub-Adviser, and will no longer serve as a portfolio manager of the Fund after June 30, 2025. In addition, effective immediately, Gordon Wotherspoon will serve as a portfolio manager of the Fund. Alex Zweber, CFA, CAIA; Michael Zaslavsky, CFA, CAIA; Larry Berman; Jennifer Mihara; and Perry Li, CFA, FRM will continue to serve as portfolio managers of the Fund.

Accordingly, the Summary Prospectus and Prospectus are hereby amended as follows:

The section of the Fund's Summary Prospectus titled "Fund Management—Portfolio Managers" and the section of the Fund's Prospectus titled "Fund Summary—Fund Management—Portfolio Managers" are hereby deleted in their entirety and replaced with the following:

Portfolio Managers. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser or Sub-Adviser	Date Began Managing Fund
James Reber[1]	Managing Director of the Sub-Adviser	Since Inception
Alex Zweber, CFA, CAIA	Managing Director of the Sub-Adviser	Since Inception
Michael Zaslavsky, CFA, CAIA	Senior Investment Strategist of the Sub-Adviser	Since Inception
Larry Berman	Managing Director of the Sub-Adviser	Since Inception
Jennifer Mihara	Managing Director of the Sub-Adviser	July 2024
Perry Li, CFA, FRM	Senior Investment Strategist of the Sub-Adviser	January 2025
Gordon Wotherspoon	Managing Director of the Sub-Adviser	April 2025

1  James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management" is hereby deleted in its entirety and replaced with the following:

The Fund is managed by a team of portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund.

The portfolio managers who are primarily responsible for the day-to-day management of the Fund are James Reber; Alex Zweber, CFA, CAIA; Michael Zaslavsky, CFA, CAIA; Larry Berman; Jennifer Mihara; Perry Li, CFA, FRM; and Gordon Wotherspoon. Mr. Reber, Managing Director, Portfolio Management, has been with the Sub-Adviser since 2004. Mr. Zweber, Managing Director of Investment Strategy, joined The Clifton Group in 2006, which was acquired by the Sub-Adviser in 2012. Mr. Zaslavsky, Senior Investment Strategist, joined the Sub-Adviser in 2015. Mr. Berman, Managing Director, Investment Management, joined the Sub-Adviser in 2006. Ms. Mihara, Managing Director, Head of Equity Fund Management, joined the Sub-Adviser in 2005. Mr. Li, Senior Investment Strategist, joined the Sub-Adviser in 2014. Mr. Wotherspoon, Managing Director, joined the Sub-Adviser in 2005. James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Please retain this supplement for future reference.

  PHEETFSUMPROPSPT 4/25

Statement of Additional Information Supplement

April 7, 2025

Morgan Stanley ETF Trust

Supplement dated April 7, 2025 to the Morgan Stanley ETF Trust Statement of Additional Information dated January 28, 2025

Parametric Equity Plus ETF

Parametric Equity Premium Income ETF

Parametric Hedged Equity ETF
(the "Funds")

James Reber will be retiring from Parametric Portfolio Associates LLC, the Fund's Sub-Adviser, and will no longer serve as a portfolio manager of the Fund after June 30, 2025. In addition, effective immediately, Gordon Wotherspoon will serve as a portfolio manager of the Funds. Alex Zweber, CFA, CAIA; Michael Zaslavsky, CFA, CAIA; Larry Berman, Perry Li, CFA, FRM; and Jennifer Mihara will continue to serve as portfolio managers of Parametric Equity Plus ETF and Parametric Hedged Equity ETF. Alex Zweber, CFA, CAIA; Michael Zaslavsky, CFA, CAIA; Larry Berman; Jennifer Mihara; and Mark Milner will continue to serve as portfolio managers of Parametric Equity Premium Income ETF.

Accordingly, the Statement of Additional Information is amended as follows:

The table in the section of the Statement of Additional Information titled "Investment Management and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2024" is hereby deleted in its entirety and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Parametric Equity Plus ETF
James Reber*	44	$23.8 billion	0	$0	107,196	$288.5 billion
Alex Zweber, CFA, CAIA	5	$1.9 billion	5	$6.3 billion	115	$1.8 billion
Michael Zaslavsky, CFA, CAIA	5	$783.4 billion	0	$0	115	$1.8 billion
Larry Berman	4	$1.5 billion	2	$23.1 million	0	$0
Perry Li, CFA, FRM	0	$0	5	$6.3 billion	115	$1.8 billion
Jennifer Mihara	57	$35.9 billion	6	$593.9 million	107,247	$292.0 billion
Gordon Wotherspoon**	19	$15.4 billion	0	$0	119,810	$307.0 billion
Parametric Equity Premium Income ETF
James Reber*	44	$23.8 billion	0	$0	107,196	$288.5 billion
Alex Zweber, CFA, CAIA	5	$1.9 billion	5	$6.3 billion	115	$1.8 billion
Michael Zaslavsky, CFA, CAIA	5	$783.4 billion	0	$0	115	$1.8 billion
Larry Berman	4	$1.5 billion	2	$23.1 million	0	$0
Jennifer Mihara	57	$35.9 billion	6	$593.9 million	107,247	$292.0 billion
Mark Milner**	1	$146.5 million	0	$0	119,762	$303.7 million
Gordon Wotherspoon**	19	$15.4 billion	0	$0	119,810	$307.0 billion

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Parametric Hedged Equity ETF
James Reber*	44	$23.8 billion	0	$0	107,196	$288.5 billion
Alex Zweber, CFA, CAIA	5	$1.9 billion	5	$6.3 billion	115	$1.8 billion
Michael Zaslavsky, CFA, CAIA	5	$783.4 billion	0	$0	115	$1.8 billion
Larry Berman	4	$1.5 billion	2	$23.1 million	0	$0
Jennifer Mihara	57	$35.9 billion	6	$593.9 million	107,247	$292.0 billion
Perry Li, CFA, FRM	0	$0	5	$6.3 billion	115	$1.8 billion
Gordon Wotherspoon**	19	$15.4 billion	0	$0	119,810	$307.0 billion

*  James Reber will be retiring and will no longer serve as a portfolio manager of the Fund after June 30, 2025.

**  As of February 28, 2025.

The following is hereby added to the end of the section of the Statement of Additional Information titled "Investment Management and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers":

As of February 28, 2025, Gordon Wotherspoon and Mark Milner did not beneficially own (or hold notionally through IMAP) any shares of the Funds.

Please retain this supplement for future reference.